Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 468,092	$ 336,197
Financial assets at fair value through profit or loss	1,295	1,004
Trade and other receivables	240,446	190,966
Derivative financial instruments	1,206
Other assets	56,789	1,339
Total Current Assets	767,828	529,506
Non-Current Assets
Deferred tax assets	362	133
Property, plant and equipment	2,734	2,485
Right-of-use assets	3,934	3,915
Intangible assets	51,443	46,969
Total Non-Current Assets	58,473	53,502
TOTAL ASSETS	826,301	583,008
Current Liabilities
Trade and other payables	407,874	277,160
Borrowings		5,014
Lease liabilities	686	502
Tax liabilities	11,695	13,126
Derivative financial instruments	544	221
Provisions	1,473	1,710
Contingent consideration liability		665
Total Current Liabilities	422,272	298,398
Non-Current Liabilities
Deferred tax liabilities	1,016	883
Lease liabilities	3,393	3,426
Total Non-Current Liabilities	4,409	4,309
TOTAL LIABILITIES	426,681	302,707
EQUITY
Share Capital	592	590
Share Premium	164,307	157,151
Capital Reserve	16,185	12,741
Other reserves	(1,448)	(30)
Retained earnings	219,993	109,867
Total Equity Attributable to owners of the Group	399,629	280,319
Non-controlling interest	(9)	(18)
TOTAL EQUITY	399,620	280,301
TOTAL EQUITY AND LIABILITIES	$ 826,301	$ 583,008